Supplement
                          dated January 8, 2002 to the
          Allstate Life Insurance Company of New York Select Directions
                           Variable Annuity Prospectus
                                dated May 1, 2001

                                   Offered by
                   Allstate Life Insurance Company of New York
                                   through the
         Allstate Life Insurance Company of New York Separate Account A


This supplement amends certain disclosures contained in the above-referenced prospectus for the Allstate Life Insurance Company of New York Select Directions Variable Annuity contract (the "Contract"). Please keep this supplement for future reference together with your prospectus.

On January 14, 2002, Allstate Life Insurance Company of New York will be changing the customer service address and telephone number for your Contract. At any point in the prospectus where the following address and telephone number appears:

         300 N. Milwaukee Ave., Vernon Hills, IL 60061
         Telephone Number: 1-800-347-5433

Please insert the following new address and telephone number:

         P.O. Box 82656, Lincoln NE, 68501-2656
         Telephone Number: 1-800- 632- 3492